Commitments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Line Items]
Guarantees	$ 0.1	$ 0.5
South African, Ghanaian and Australian Asset Retirement Obligation
Commitments and Contingencies Disclosure [Line Items]
Guarantees	121.1	193.8
Guarantee Obligations
Commitments and Contingencies Disclosure [Line Items]
Guarantees	$ 0.1	$ 0.5